Promissory notes receivable at FVTPL (Details Narrative)	6 Months Ended
	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 EUR (€)	Aug. 31, 2022 USD ($)
Promissory Notes Receivable At Fvtpl
Percentage promissory note purchased	6.00%		6.00%
Promissory note	$ 1,585,783		€ 1,453,154
Consideration paid	1,181,005	€ 1,081,081
Promissory note receivable				$ 576,528